Leases (Schedule of maturities of lease liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 4,522
2027	4,138
2028	3,677
2029	2,990
2030	2,942
2031 and thereafter	1,305
Total undiscounted lease payments	19,574
Less: imputed interest	2,242
Current lease liabilities	4,001	$ 2,971
Non-current lease liabilities	13,331	$ 12,936
Present value of lease liability	$ 17,332